Note 19 - Inventories	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of inventories [text block]
19.	INVENTORY

	2020	2019

Finished goods	2,575.5	2,080.7
Work in progress	518.3	450.8
Raw materials and consumables	3,513.0	2,637.4
Spare parts and others	758.8	602.6
Prepayments	381.4	328.3
Impairment losses	(141.1)	(121.2)
	7,605.9	5,978.6

Write-offs/losses on inventory recognized in the income statement amounting to
R$194.2
in
2020
(
R$109.8
in
2019
).